Income Tax - Summary of Deferred Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	$ 3,136	$ (519)	$ (200)	$ (6)
Net deferred tax assets	(4,327)	730	374
Outside basis differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	(3,790)	(4,099)
Net deferred tax assets	(309)	270	215
Revaluations of financial assets at fair value through other comprehensive income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	(469)	(322)
Accrued interest income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets		(172)	13
Unutilized building allowance (net) [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	(21)	(12)
Net deferred tax assets	9	(24)	(98)
Unused tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	204	54
Net deferred tax assets	(162)	481	119
Allowance for doubtful accounts [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	167	281
Net deferred tax assets	105	(21)	47
Inventory impairment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	3,170	412
Net deferred tax assets	(2,914)	137	147
Rebates and other accrued liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	617	482
Net deferred tax assets	(170)	(17)	(23)
Unpaid retirement benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	1,327	1,504
Net deferred tax assets	26	41	(81)
Deferred revenue and cost of sales [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	30	18
Net deferred tax assets	(15)	5	(6)
Actuarial loss [Member
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	644	756
Unabsorbed depreciation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	731	680
Net deferred tax assets	(67)	9	57
Mark-to-Market value of forward contract [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets			28
Provision for loss on onerous sale contract [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	860
Net deferred tax assets	(897)
Leases [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	48	51
Net deferred tax assets	3	(1)	(23)
Others [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	(382)	(324)
Net deferred tax assets	$ 64	$ 22	$ (21)